Other Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	¥ 907,671	¥ 815,064
Collateral provided for derivative transactions	742,307	822,358
Prepaid pension cost	153,414	6,509
Miscellaneous receivables	120,322	70,660
Security deposits	102,031	106,682
Loans held for sale	9,820	6,650
Financial Stabilization Funds		189,146	330,153
Other	566,386	566,846
Total	2,601,951	2,583,915
Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,560,345	1,865,871
Guaranteed trust principal	535,720	550,869
Collateral accepted for derivative transactions	503,101	366,928
Factoring amounts owed to customers	375,933	371,602
Miscellaneous payables	260,665	296,690
Unearned income	141,189	141,967
Accrued pension liability	24,793	27,060
Other	966,380	923,775
Total	¥ 4,368,126	¥ 4,544,762